UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company


                   Investment Company Act File Number: 811-66



                          American Balanced Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (415) 421-9360

                   Date of fiscal year end: December 31, 2004

                  Date of reporting period: September 30, 2004




                                 Patrick F. Quan
                                    Secretary
                          American Balanced Fund, Inc.
                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky &Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds (f)]


AMERICAN BALANCED FUND
Investment portfolio

September 30, 2004
                                                                      unaudited

                                                                                                                 Market value
COMMON STOCKS -- 65.52%                                                                               Shares            (000)


FINANCIALS -- 10.80%
Fannie Mae                                                                                         7,400,800     $    469,211
Freddie Mac                                                                                        7,150,000          466,466
Washington Mutual, Inc.                                                                            8,000,000          312,640
St. Paul Travelers Companies, Inc.                                                                 9,075,000          300,019
Marsh & McLennan Companies, Inc.                                                                   6,500,000          297,440
American International Group, Inc.                                                                 4,150,000          282,158
Wells Fargo & Co.                                                                                  4,600,000          274,298
Bank of America Corp.                                                                              6,000,000          259,980
American Express Co.                                                                               5,000,000          257,300
Aon Corp.                                                                                          6,500,000          186,810
U.S. Bancorp                                                                                       6,200,000          179,180
Berkshire Hathaway Inc., Class A(1)                                                                    2,000          173,300
Comerica Inc.                                                                                      2,600,000          154,310
Societe Generale                                                                                   1,700,000          150,510
SunTrust Banks, Inc.                                                                               2,000,000          140,820
Lincoln National Corp.                                                                             2,000,000           94,000
Jefferson-Pilot Corp.                                                                              1,700,000           84,422
Bank of New York Co., Inc.                                                                         2,695,000           78,613
J.P. Morgan Chase & Co.                                                                            1,900,000           75,487
ING Groep NV                                                                                       2,402,421           60,660
                                                                                                                    4,297,624

INFORMATION TECHNOLOGY -- 9.74%
Microsoft Corp.                                                                                   17,500,000          483,875
International Business Machines Corp.                                                              5,400,000          462,996
Hewlett-Packard Co.                                                                               21,000,000          393,750
Texas Instruments Inc.                                                                            18,500,000          393,680
Automatic Data Processing, Inc.                                                                    7,500,000          309,900
Intel Corp.                                                                                       15,000,000          300,900
Oracle Corp.(1)                                                                                   23,000,000          259,440
Electronic Data Systems Corp.                                                                     12,550,000          243,344
Analog Devices, Inc.                                                                               5,000,000          193,900
Applied Materials, Inc.(1)                                                                        11,700,000          192,933
Cisco Systems, Inc.(1)                                                                            10,000,000          181,000
Motorola, Inc.                                                                                     7,700,000          138,908
Dell Inc.(1)                                                                                       2,700,000           96,120
EMC Corp.(1)                                                                                       8,000,000           92,320
Agilent Technologies, Inc.(1)                                                                      3,500,000           75,495
Nokia Corp. (ADR)                                                                                  4,300,000           58,996
                                                                                                                    3,877,557

CONSUMER DISCRETIONARY -- 8.10%
Target Corp.                                                                                       6,250,000      $   282,812
Kohl's Corp.(1)                                                                                    5,050,000          243,359
Lowe's Companies, Inc.                                                                             4,000,000          217,400
Clear Channel Communications, Inc.                                                                 6,750,000          210,397
General Motors Corp.                                                                               4,950,000          210,276
Carnival PLC                                                                                       4,250,000          209,190
J.C. Penney Co., Inc.                                                                              5,500,000          194,040
TJX Companies, Inc.                                                                                8,450,000          186,238
Time Warner Inc.(1)                                                                               10,400,000          167,856
Leggett & Platt, Inc.                                                                              5,500,000          154,550
Carnival Corp., units                                                                              3,200,000          151,328
Home Depot, Inc.                                                                                   3,500,000          137,200
Magna International Inc., Class A                                                                  1,840,000          136,307
Comcast Corp., Class A(1)                                                                          3,700,000          104,488
Walt Disney Co.                                                                                    4,500,000          101,475
Koninklijke Philips Electronics NV                                                                 4,250,000           97,383
Gannett Co., Inc.                                                                                  1,150,000           96,324
eBay Inc.(1)                                                                                       1,000,000           91,940
Harley-Davidson Motor Co.                                                                          1,500,000           89,160
McDonald's Corp.                                                                                   2,500,000           70,075
Interpublic Group of Companies, Inc.(1)                                                            4,235,000           44,849
Knight-Ridder, Inc.                                                                                  402,900           26,370
                                                                                                                    3,223,017

HEALTH CARE -- 7.64%
Abbott Laboratories                                                                               10,150,000          429,954
Eli Lilly and Co.                                                                                  6,000,000          360,300
AstraZeneca PLC (ADR)                                                                              8,000,000          329,040
Bristol-Myers Squibb Co.                                                                          12,750,000          301,792
Johnson & Johnson                                                                                  5,000,000          281,650
Pfizer Inc                                                                                         7,350,000          224,910
Wyeth                                                                                              5,575,000          208,505
McKesson Corp.                                                                                     7,500,000          192,375
Amgen Inc. (1)                                                                                     3,250,000          184,210
Merck & Co., Inc.                                                                                  4,250,000          140,250
CIGNA Corp.                                                                                        1,550,000          107,927
Becton, Dickinson and Co.                                                                          2,000,000          103,400
Biogen Idec Inc. (1)                                                                               1,486,250           90,914
Aetna Inc.                                                                                           850,000           84,941
                                                                                                                    3,040,168

CONSUMER STAPLES -- 7.54%
Altria Group, Inc.                                                                                13,000,000          611,520
Walgreen Co.                                                                                      12,200,000          437,126
Wal-Mart Stores, Inc.                                                                              7,900,000          420,280
Anheuser-Busch Companies, Inc.                                                                     6,400,000          319,680
PepsiCo, Inc.                                                                                      4,800,000          233,520
Procter & Gamble Co.                                                                               3,800,000          205,656
Sara Lee Corp.                                                                                     7,300,000          166,878
Coca-Cola Co.                                                                                      3,500,000          140,175
Albertson's, Inc.                                                                                  5,200,000          124,436
Avon Products, Inc.                                                                                2,800,000          122,304
Unilever NV (New York registered)                                                                  1,500,000           86,700
H.J. Heinz Co.                                                                                     2,050,000           73,841
Del Monte Foods Co. (1)                                                                            5,757,100           60,392
                                                                                                                    3,002,508

INDUSTRIALS -- 7.00%
General Electric Co.                                                                              21,950,000     $    737,081
Northrop Grumman Corp.                                                                             8,590,000          458,105
United Technologies Corp.                                                                          3,850,000          359,513
Tyco International Ltd.                                                                           10,250,000          314,265
General Dynamics Corp.                                                                             1,780,000          181,738
Raytheon Co.                                                                                       4,185,000          158,946
Burlington Northern Santa Fe Corp.                                                                 3,750,000          143,663
Lockheed Martin Corp.                                                                              2,350,000          131,083
Illinois Tool Works Inc.                                                                           1,100,000          102,487
Deere & Co.                                                                                        1,340,000           86,497
IKON Office Solutions, Inc.                                                                        5,000,000           60,100
Southwest Airlines Co.                                                                             3,935,000           53,595
                                                                                                                    2,787,073

ENERGY -- 4.75%
Royal Dutch Petroleum Co. (New York registered)                                                   13,500,000          696,600
Exxon Mobil Corp.                                                                                 10,400,000          502,632
ConocoPhillips                                                                                     4,450,000          368,683
ChevronTexaco Corp.                                                                                4,600,000          246,744
Marathon Oil Corp.                                                                                 1,885,000           77,813
                                                                                                                    1,892,472

TELECOMMUNICATION SERVICES -- 4.70%
BellSouth Corp.                                                                                   19,437,300          527,140
SBC Communications Inc.                                                                           16,100,000          417,795
Sprint Corp.                                                                                      18,600,000          374,418
Verizon Communications Inc.                                                                        6,200,000          244,156
AT&T Corp.                                                                                        13,000,000          186,160
ALLTEL Corp.                                                                                       2,200,000          120,802
                                                                                                                    1,870,471

MATERIALS -- 1.79%
International Paper Co.                                                                            5,650,000          228,317
Dow Chemical Co.                                                                                   4,630,000          209,183
E.I. du Pont de Nemours and Co.                                                                    2,000,000           85,600
Weyerhaeuser Co.                                                                                   1,000,000           66,480
MeadWestvaco Corp.                                                                                 2,000,000           63,800
Rio Tinto PLC                                                                                      2,250,000           60,571
                                                                                                                      713,951

UTILITIES -- 1.17%
FPL Group, Inc.                                                                                    2,900,000          198,128
Exelon Corp.                                                                                       2,600,000           95,394
National Grid Transco PLC                                                                         10,200,000           86,155
Dominion Resources, Inc.                                                                           1,300,000           84,825
                                                                                                                      464,502

MISCELLANEOUS -- 2.29%
Other common stocks in initial period of acquisition                                                                  912,976


TOTAL COMMON STOCKS (cost: $23,617,456,000)                                                                        26,082,319






                                                                                                                 Market value
PREFERRED STOCKS -- 0.07%                                                                             Shares            (000)


FINANCIALS -- 0.07%
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital
   securities(2)                                                                                     370,000        $  10,064
ACE Ltd., Series C, 7.80% preferred depositary shares                                                320,000            8,602
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares                           300,000            8,313
                                                                                                                       26,979

TOTAL PREFERRED STOCKS (cost: $25,007,000)                                                                             26,979




                                                                                         Shares or principal
CONVERTIBLE SECURITIES -- 0.34%                                                                       amount


FINANCIALS -- 0.26%
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005, units                5,289,000,000           97,075
Equity Office Properties Trust, Series B, 5.25% convertible preferred 2008                           150,000            7,628
                                                                                                                      104,703

CONSUMER STAPLES -- 0.05%
Albertson's, Inc. 7.25% convertible preferred 2007                                                   680,000 units     17,612


CONSUMER DISCRETIONARY -- 0.03%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred
   2032                                                                                              159,600            8,344
General Motors Corp., Series B, 5.25% convertible debentures 2032                                 $5,000,000            4,782
                                                                                                                       13,126

TOTAL CONVERTIBLE SECURITIES (cost: $79,604,000)                                                                      135,441




                                                                                            Principal amount
BONDS AND NOTES -- 29.79%                                                                              (000)


U.S. TREASURY NOTES & BONDS -- 8.64%
U.S. Treasury Obligations 7.875% 2004                                                              $  30,000     $     30,225
U.S. Treasury Obligations 5.75% 2005                                                                 149,750          155,529
U.S. Treasury Obligations 10.75% 2005                                                                100,000          107,406
U.S. Treasury Obligations 2.50% 2006                                                                  50,000           50,031
U.S. Treasury Obligations 2.625% 2006                                                                 30,000           29,991
U.S. Treasury Obligations 3.50% 2006                                                                 500,000          508,830
U.S. Treasury Obligations 6.875% 2006                                                                176,000          188,375
U.S. Treasury Obligations 3.00% 2007                                                                 181,000          181,565
U.S. Treasury Obligations 3.375% 2007(3)                                                             106,698          113,963
U.S. Treasury Obligations 4.375% 2007                                                                100,000          104,000
U.S. Treasury Obligations 6.25% 2007                                                                 314,000          339,365
U.S. Treasury Obligations 6.625% 2007                                                                190,000          208,377
U.S. Treasury Obligations 2.625% 2008                                                                 40,000           39,431
U.S. Treasury Obligations 3.625% 2008(3)                                                              93,207          102,134
U.S. Treasury Obligations 4.75% 2008                                                                  20,000           21,209
U.S. Treasury Obligations 5.625% 2008(4)                                                             275,000          299,192
U.S. Treasury Obligations 3.875% 2009(3)                                                              57,747           64,990
U.S. Treasury Obligations 6.00% 2009                                                                  67,250           75,204
U.S. Treasury Obligations 10.375% 2009                                                                15,000           15,157
U.S. Treasury Obligations 5.75% 2010                                                                  50,000           55,758
U.S. Treasury Obligations 10.00% 2010                                                                  4,500            4,717
U.S. Treasury Obligations 3.50% 2011(3)                                                               27,207           30,760
U.S. Treasury Obligations 5.00% 2011                                                                  25,000           26,879
U.S. Treasury Obligations 3.375% 2012(3)                                                              64,003           72,438
U.S. Treasury Obligations 4.375% 2012                                                                126,250          130,156
U.S. Treasury Obligations 10.375% 2012                                                                 8,000            9,751
U.S. Treasury Obligations 11.250% 2015                                                                 8,000           12,731
U.S. Treasury Obligations 9.250% 2016                                                                 35,000           50,394
U.S. Treasury Obligations 6.25% 2023                                                                  88,500          103,365
U.S. Treasury Obligations 6.875% 2025                                                                234,000          293,815
U.S. Treasury Obligations 5.25% 2029                                                                  15,000           15,614
                                                                                                                    3,441,352

MORTGAGE-BACKED OBLIGATIONS -- 5.15%(5)
Fannie Mae 7.00% 2008                                                                                    270              288
Fannie Mae 6.00% 2013                                                                                  3,588            3,775
Fannie Mae 6.00% 2013                                                                                    768              808
Fannie Mae 6.00% 2016                                                                                  1,774            1,861
Fannie Mae 6.00% 2016                                                                                  1,030            1,081
Fannie Mae 9.00% 2016                                                                                    990            1,062
Fannie Mae 6.00% 2017                                                                                  6,791            7,128
Fannie Mae 6.00% 2017                                                                                  5,335            5,600
Fannie Mae 6.00% 2017                                                                                  4,765            5,001
Fannie Mae 6.00% 2017                                                                                  2,316            2,431
Fannie Mae 5.00% 2018                                                                                  6,606            6,734
Fannie Mae 5.00% 2018                                                                                  3,940            4,016
Fannie Mae 11.00% 2018                                                                                 1,048            1,222
Fannie Mae 5.50% 2019                                                                                 46,000           47,517
Fannie Mae 11.00% 2020                                                                                   551              631
Fannie Mae, Series 2002-W7, Class A-2, 4.80% 2022                                                        403              403
Fannie Mae 10.50% 2022                                                                                 1,033            1,178
Fannie Mae, Series 2001-4, Class NA, 11.809% 2025(6)                                                   1,288            1,499
Fannie Mae 7.00% 2026                                                                                    764              815
Fannie Mae 8.50% 2027                                                                                    268              296
Fannie Mae 8.50% 2027                                                                                    196              217
Fannie Mae 8.50% 2027                                                                                    168              186
Fannie Mae 8.50% 2027                                                                                     94              103
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028                                                      3,151            3,416
Fannie Mae 7.50% 2030                                                                                    631              678
Fannie Mae 7.50% 2030                                                                                    241              259
Fannie Mae 6.50% 2031                                                                                  2,654            2,788
Fannie Mae 6.50% 2031                                                                                    986            1,036
Fannie Mae 7.00% 2031                                                                                    748              794
Fannie Mae 7.50% 2031                                                                                    865              929
Fannie Mae 7.50% 2031                                                                                    580              623
Fannie Mae, Series 2001-20, Class D, 11.04% 2031(6)                                                      230              267
Fannie Mae 5.50% 2032                                                                                  8,399            8,542
Fannie Mae 6.50% 2032                                                                                  3,695            3,882
Fannie Mae 6.50% 2032                                                                                  2,840            2,983
Fannie Mae 5.00% 2033                                                                                 10,377           10,295
Fannie Mae 5.00% 2033                                                                                  7,746            7,685
Fannie Mae 5.50% 2033                                                                                 50,861           51,652
Fannie Mae 6.50% 2033                                                                                 29,814           31,317
Fannie Mae 6.00% 2034                                                                                234,400          242,384
Fannie Mae, Series 2003-W10, Class 1A-2B, 3.112% 2037                                                 19,200           19,175
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041                                                     2,027            2,160
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041                                                       1,903            2,033
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042                                                       2,801            3,026
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50%
   2032                                                                                               18,025           18,584
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50%
   2032                                                                                               18,001           18,579
CS First Boston Mortgage Securities Corp., Series 2003-AR20, Class II-A-2,
   4.009% 2033(6)                                                                                      5,211            5,216
CS First Boston Mortgage Securities Corp., Series 2003-23, Class V-A-1, 6.00%
   2033                                                                                               38,235           38,984
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50%
   2033                                                                                               16,432           16,980
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00%
   2033                                                                                               22,234           23,325
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1,
   4.798% 2034(6)                                                                                     10,495           10,582
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-2, 5.935%
   2034                                                                                                8,000            8,262
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00%
   2034                                                                                               25,000           25,702
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238%
   2034                                                                                                7,000            7,534
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class A-1, 4.627%
   2035                                                                                                2,778            2,829
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38%
   2035                                                                                               33,865           37,432
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-1, 4.637%
   2037                                                                                                3,574            3,659
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48%
   2040                                                                                                8,375            9,135
Freddie Mac, Series H009, Class A-2, 1.876% 2008(6)                                                    2,150            2,108
Freddie Mac 8.50% 2008                                                                                    18               19
Freddie Mac, Series SF02, Class GC, 2.64% 2009                                                        10,000            9,624
Freddie Mac, Series 2310, Class B, 9.931% 2015(6)                                                        505              567
Freddie Mac 5.00% 2018                                                                                39,842           40,590
Freddie Mac 10.00% 2018                                                                                  830              946
Freddie Mac 8.50% 2020                                                                                   679              740
Freddie Mac 8.50% 2020                                                                                    95              104
Freddie Mac 7.50% 2024                                                                                    82               89
Freddie Mac 7.50% 2024                                                                                    56               61
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032                                                      11,364           12,355
Freddie Mac 5.00% 2033                                                                                27,147           26,945
Freddie Mac: 6.00% 2034                                                                               69,250           71,512
Freddie Mac 6.50% 2034                                                                                   885              928
Freddie Mac, Series T-056, Class A-2A, 2.842% 2036                                                     8,000            7,934
Freddie Mac, Series T-042, Class A-2, 5.50% 2042                                                          10               10
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 4.026% 2033(6)                                    20,800           20,843
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.157% 2033(6)                                    3,341            3,337
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.143% 2033(6)                                   7,786            7,864
Bear Stearns ARM Trust, Series 2003-9, Class III-A-3, 4.439% 2034(6)                                  41,221           41,082
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.52% 2034(6)                                   42,495           42,609
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 5.064% 2034(6)                                  27,732           27,934
Government National Mortgage Assn. 9.00% 2009                                                          1,920            2,048
Government National Mortgage Assn. 6.00% 2014                                                          1,305            1,380
Government National Mortgage Assn. 5.50% 2017                                                          5,759            6,001
Government National Mortgage Assn. 10.00% 2020                                                           789              909
Government National Mortgage Assn. 10.00% 2021                                                         1,386            1,599
Government National Mortgage Assn. 7.00% 2022                                                            212              227
Government National Mortgage Assn. 7.00% 2022                                                            192              205
Government National Mortgage Assn. 7.00% 2022                                                            150              160
Government National Mortgage Assn. 7.00% 2022                                                             85               91
Government National Mortgage Assn. 7.00% 2022                                                             54               57
Government National Mortgage Assn. 7.50% 2022                                                            381              412
Government National Mortgage Assn. 7.50% 2022                                                            250              269
Government National Mortgage Assn. 7.50% 2022                                                             23               25
Government National Mortgage Assn. 7.00% 2023                                                            568              607
Government National Mortgage Assn. 7.50% 2023                                                            351              382
Government National Mortgage Assn. 7.50% 2023                                                            255              275
Government National Mortgage Assn. 8.00% 2023                                                          2,142            2,344
Government National Mortgage Assn. 8.00% 2023                                                          1,588            1,737
Government National Mortgage Assn. 8.00% 2023                                                            328              359
Government National Mortgage Assn. 8.00% 2023                                                            181              198
Government National Mortgage Assn. 7.00% 2024                                                          1,259            1,344
Government National Mortgage Assn. 7.00% 2024                                                            698              746
Government National Mortgage Assn. 7.00% 2024                                                            657              702
Government National Mortgage Assn. 7.50% 2024                                                            560              609
Government National Mortgage Assn. 8.00% 2024                                                            428              468
Government National Mortgage Assn. 7.00% 2025                                                          1,266            1,352
Government National Mortgage Assn. 7.00% 2025                                                            642              686
Government National Mortgage Assn. 7.50% 2025                                                          1,322            1,438
Government National Mortgage Assn. 7.50% 2026                                                            224              244
Government National Mortgage Assn. 7.00% 2028                                                            512              549
Government National Mortgage Assn. 7.00% 2029                                                          1,028            1,101
Government National Mortgage Assn. 7.00% 2029                                                            911              975
Government National Mortgage Assn. 7.00% 2029                                                            609              652
Government National Mortgage Assn. 7.50% 2029                                                          1,375            1,489
Government National Mortgage Assn. 7.50% 2029                                                          1,204            1,303
Government National Mortgage Assn. 7.50% 2029                                                            217              235
Government National Mortgage Assn. 7.50% 2030                                                          1,798            1,946
Government National Mortgage Assn. 7.50% 2030                                                          1,589            1,720
Government National Mortgage Assn. 7.50% 2030                                                          1,084            1,172
Government National Mortgage Assn. 7.50% 2030                                                            346              374
Government National Mortgage Assn. 7.50% 2030                                                            222              240
Government National Mortgage Assn. 7.50% 2030                                                             77               83
Government National Mortgage Assn. 8.00% 2030                                                          1,095            1,199
Government National Mortgage Assn. 8.00% 2030                                                            929            1,017
Government National Mortgage Assn. 7.00% 2032                                                          2,405            2,568
Government National Mortgage Assn. 7.50% 2032                                                          1,415            1,530
Government National Mortgage Assn. 6.00% 2033                                                         16,125           16,746
Government National Mortgage Assn. 6.00% 2033                                                         16,094           16,715
Government National Mortgage Assn. 6.00% 2033                                                         12,379           12,856
Government National Mortgage Assn. 6.50% 2034                                                         10,725           11,305
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030                      28,150           30,773
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030                       5,678            6,178
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757%
   2032                                                                                               43,400           50,208
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A,
   5.50% 2019                                                                                          7,019            7,216
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7,
   3.842% 2033(6)                                                                                     10,296           10,185
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03%
   2033(6)                                                                                            12,990           12,972
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7,
   4.208% 2033(6)                                                                                      5,924            5,926
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1,
   4.367% 2033(6)                                                                                      8,586            8,617
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229%
   2034(6)                                                                                            11,073           10,941
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.73%
   2034(6)                                                                                            23,891           23,863
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.50% 2033(6)                          7,446            7,372
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.793% 2033(6)                             8,404            8,347
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.892% 2033(6)                          32,841           33,171
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.264% 2035(6)                          30,000           30,501
Morgan Stanley Capital I, Inc., Series 2003-KIDS, Class A, 2.438% 2016(2),(6)                         14,607           14,636
Morgan Stanley Capital I, Inc., Series 1997-HF1, Class B, 7.33% 2029(2)                                8,656            9,360
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031                               10,000           10,950
Morgan Stanley Capital I, Inc., Series 2004-RR2, Class A-1, 4.39% 2033(2)                             34,987           35,530
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592%
   2033                                                                                               15,000           16,770
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428%
   2035                                                                                               46,434           51,187
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031                          6,750            7,637
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.67%
   2034(6)                                                                                            46,360           45,996
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036                       34,835           38,603
Banc of America Commercial Mortgage Inc., Series 2003-2, Class A-1, 3.411% 2041                       13,934           13,879
GE Capital Commerical Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037                           40,930           41,438
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-HS2, Class A-1,
   2.018% 2016(2),(6)                                                                                 17,936           17,959
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class A-1,
   6.80% 2031                                                                                          5,116            5,404
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2,
   7.32% 2032                                                                                          2,000            2,290
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2,
   6.48% 2035                                                                                         11,480           12,845
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 3.734%
   2033(6)                                                                                            12,153           12,144
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088%
   2033(6)                                                                                            11,415           11,389
Banc of America Mortgage Securities Trust, Series 2003-D, Class 2-A-1, 4.183%
   2033(6)                                                                                             3,850            3,861
Banc of America Mortgage Securities Trust, Series 2004-A, Class 2-A-2, 4.155%
   2034(6)                                                                                             7,781            7,728
Bear Stearns Asset Backed Securities I Trust, Series 2004-AC2, Class II-A, 5.00%
   2034                                                                                               31,235           31,492
Morgan Stanley Dean Witter Capital I Trust, Series 2002-HQ, Class A-1, 4.59%
   2034                                                                                                1,857            1,890
Morgan Stanley Dean Witter Capital I Trust, Series 2002-IQ2, Class A-2, 5.16%
   2035                                                                                               10,000           10,462
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16%
   2035                                                                                                9,000            9,802
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98%
   2036                                                                                                4,672            4,682
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1A, Class
   A-1, 3.972% 2039                                                                                   19,530           19,520
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1,
   Class A-2, 6.001% 2033                                                                              5,821            6,178
Tower Ventures, LLC, Series 2004-1, Class A, 3.711% 2034(2)                                           21,579           21,253
Morgan Stanley Mortgage Trust, Series 2004-3, Class 4-A, 5.729% 2034(6)                               18,917           19,277
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026(2)                                            17,545           18,889
Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.206% 2033                                     16,383           17,643
Prudential Mortgage Capital Funding, LLC, Series ROCK 2001-C1, Class A-2,
   6.605% 2034                                                                                        15,555           17,421
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1,
   7.739% 2032                                                                                         8,780            9,624
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1,
   5.585% 2034                                                                                         6,387            6,766
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.422% 2030(6)                              10,000           11,022
Residential Funding Mortgage Securities I, Inc., Series 2004-SA1, Class A-II,
   4.379% 2034(6)                                                                                     10,338           10,328
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-6, 5.50% 2034                            9,574            9,735
LB Commercial Mortgage Trust, Series 1998-C1, Class A-3, 6.48% 2030                                    7,400            8,026
Wells Fargo Mortgage Backed Securities Trust, Series 2003-B, Class A-1, 4.15%
   2033(6)                                                                                             7,991            7,987
Hilton Hotel Pool Trust, Series 2000-HLT, Class A-1, 7.055% 2015(2)                                    7,183            7,822
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011(2)                                 7,316            7,565
Host Marriott Pool Trust, Series 1999-HMTA, Class A, 6.98% 2015(2)                                     6,714            7,234
Meristar Commercial Mortgage Trust, Series 1999-C1, Class A-1, 7.28% 2016(2)                           6,485            7,056
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030                                  5,201            5,446
Opryland Hotel Trust, Series 2001-OPRY, Class C, 2.74% 2011(2),(6)                                     5,000            5,013
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025                                3,750            4,408
PNC Mortgage Securities Corp., Series 1998-10, Class 1-B1, 6.50% 2028                                  4,341            4,351
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class F, 8.023%
   2036(6)                                                                                             4,000            4,329
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032                                 3,750            4,136
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust,
   Series 1999-1, Class C, 7.625% 2031                                                                 3,000            3,460
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.528% 2027(2),(6)                        2,781            3,006
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, Series
   1998-C2, Class A-1, 6.28% 2035                                                                      1,093            1,111
                                                                                                                    2,050,239

FINANCIALS -- 4.00%
Household Finance Corp. 6.50% 2008                                                                  $  7,000         $  7,709
Household Finance Corp. 4.75% 2009                                                                     7,500            7,749
Household Finance Corp. 6.375% 2011                                                                   17,500           19,316
Household Finance Corp. 6.75% 2011                                                                     5,000            5,635
Household Finance Corp. 6.375% 2012                                                                   21,000           23,306
Household Finance Corp. 7.00% 2012                                                                     5,000            5,731
Midland Bank 2.12% Eurodollar note (undated)(6)                                                        4,000            3,475
HSBC Capital Funding LP 8.03% noncumulative preferred (undated)(6)                             Euro    5,000            7,722
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual
   preferred (undated)(2),(6)                                                                          5,000            7,659
USA Education, Inc. 5.625% 2007                                                                       31,995           33,694
SLM Corp., Series A, 3.95% 2008                                                                       12,500           12,625
SLM Corp., Series A, 4.00% 2009                                                                       13,000           13,042
SLM Corp., Series A, 5.375% 2013                                                                      13,000           13,553
SLM Corp., Series A, 5.375% 2014                                                                      10,000           10,313
Prudential Financial, Inc. 4.104% 2006                                                                13,000           13,223
Prudential Insurance Co. of America 6.375% 2006(2)                                                     3,075            3,269
PRICOA Global Funding I, Series 2003-2, 3.90% 2008(2)                                                 16,500           16,521
PRICOA Global Funding I, Series 2004-4, 4.35% 2008(2)                                                 14,000           14,359
Prudential Holdings, LLC, Series C, 8.695% 2023(2),(5)                                                25,500           32,600
International Lease Finance Corp. 3.75% 2007                                                           8,000            8,050
International Lease Finance Corp. 4.35% 2008                                                          19,500           19,895
International Lease Finance Corp. 4.50% 2008                                                           4,000            4,134
AIG SunAmerica Global Financing VII 5.85% 2008(2)                                                      7,750            8,362
International Lease Finance Corp. 3.50% 2009                                                           5,000            4,899
International Lease Finance Corp., Series O, 4.55% 2009                                               10,000           10,229
International Lease Finance Corp. 5.875% 2013                                                         12,850           13,689
CIT Group Inc. 5.50% 2007                                                                             10,000           10,617
CIT Group Inc. 7.375% 2007                                                                            11,500           12,619
CIT Group Inc. 4.00% 2008                                                                              4,000            4,042
CIT Group Inc. 3.375% 2009                                                                            18,000           17,585
CIT Group Inc. 6.875% 2009                                                                            11,500           12,937
CIT Group Inc. 7.75% 2012                                                                              8,500           10,074
ACE INA Holdings Inc. 5.875% 2014                                                                     45,750           47,885
ACE Capital Trust II 9.70% 2030                                                                        8,000           11,032
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (2),(6)                                         47,750           53,031
Societe Generale 7.85% (undated) (2),(6)                                                               4,000            4,405
XL Capital Finance (Europe) PLC 6.50% 2012                                                             3,015            3,315
Mangrove Bay Pass Through Trust 6.102% 2033(2),(5),(6)                                                52,015           53,116
Monumental Global Funding Trust II, 2001-B, Series B, 6.05% 2006(2)                                    5,000            5,228
Monumental Global Funding II, Series 2003-F, 3.45% 2007(2)                                            15,000           15,236
Monumental Global Funding Trust II, 2002-A, Series A, 5.20% 2007(2)                                   21,000           22,049
Monumental Global Funding II, Series 2004-B, 3.90% 2009(2)                                            10,000            9,970
ReliaStar Financial Corp. 8.00% 2006                                                                   9,250           10,187
ING Security Life Institutional Funding 2.70% 2007(2)                                                 25,000           24,840
ING Capital Funding Trust III 8.439% noncumulative preferred (undated)(6)                             13,000           15,721
Capital One Bank 8.25% 2005                                                                           12,000           12,460
Capital One Bank 6.875% 2006                                                                          15,000           15,777
Capital One Bank 4.875% 2008                                                                          20,000           20,732
Washington Mutual, Inc. 7.50% 2006                                                                     3,000            3,239
Washington Mutual, Inc. 5.625% 2007                                                                    4,750            4,995
Washington Mutual, Inc. 4.375% 2008                                                                    7,500            7,683
Washington Mutual, Inc. 4.00% 2009                                                                    24,500           24,553
Washington Mutual Bank, FA 6.875% 2011                                                                 5,000            5,660
Colonial Realty LP 6.25% 2014                                                                         43,525           45,905
Allstate Financial Global Funding LLC 5.25% 2007(2)                                                    6,000            6,277
Allstate Financial Global Funding LLC 4.25% 2008(2)                                                   19,250           19,633
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009                                         15,000           15,386
Developers Diversified Realty Corp. 3.875% 2009                                                       16,500           16,220
Developers Diversified Realty Corp. 4.625% 2010                                                       23,150           23,121
Simon Property Group, LP 3.75% 2009                                                                   12,500           12,306
Simon Property Group, LP 4.875% 2010(2)                                                               20,000           20,297
Simon Property Group, LP 4.875% 2010                                                                   5,500            5,611
Genworth Financial, Inc. 2.03% 2007(6)                                                                22,000           22,035
Genworth Financial, Inc. 4.75% 2009                                                                   13,795           14,274
EOP Operating LP 7.75% 2007                                                                            6,500            7,263
EOP Operating LP 6.75% 2008                                                                           10,495           11,441
EOP Operating LP 8.10% 2010                                                                            3,750            4,374
EOP Operating LP 6.75% 2012                                                                            4,125            4,578
EOP Operating LP 4.75% 2014                                                                            7,500            7,252
MetLife, Inc. 3.911% 2005                                                                             12,385           12,515
Metropolitan Life Global Funding, Series 2004-10, 3.375% 2007                                         20,000           20,006
HBOS Treasury Services PLC 3.75% 2008(2)                                                              10,500           10,552
HBOS PLC 5.375% (undated)(2),(6)                                                                      15,000           15,259
Bank of Scotland 7.00% (undated)(2),(6)                                                                4,225            4,642
Rouse Co. 3.625% 2009                                                                                  8,000            7,477
Rouse Co. 7.20% 2012                                                                                  19,500           20,986
John Hancock Global Funding II, Series 2002-G, 5.00% 2007(2)                                          10,000           10,478
John Hancock Global Funding II, Series 2004-A, 3.50% 2009(2)                                          14,000           13,867
Mizuho Financial Group (Cayman) Ltd. 5.79% 2014(2)                                                     6,625            6,848
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred
   (undated)(2),(6)                                                                                   14,425           16,944
RBS Capital Trust I noncumulative trust preferred 4.709% (undated)(6)                                  4,500            4,360
National Westminster Bank PLC 7.75% (undated)(6)                                                       7,000            7,789
Royal Bank of Scotland Group PLC, Series 3 Preference Shares, 7.816% (undated)                         8,500            8,977
Assurant, Inc. 5.625% 2014                                                                            20,000           20,560
J.P. Morgan Chase & Co. 4.50% 2010                                                                    15,000           15,219
J.P. Morgan Chase & Co. 5.75% 2013                                                                     4,000            4,266
JPM Capital Trust I, cumulative capital securities trust, 7.54% 2027                                     750              803
United Dominion Realty Trust, Inc. 6.50% 2009                                                         17,375           19,002
Archstone-Smith Operating Trust 5.625% 2014                                                           17,750           18,412
Kimco Realty Corp., Series C, 4.82% 2011                                                              15,000           15,157
Kimco Realty Corp. 6.00% 2012                                                                          2,750            2,947
Countrywide Home Loans, Inc., Series M, 4.125% 2009                                                   12,500           12,492
Countrywide Home Loans, Inc., Series L, 4.00% 2011                                                     5,000            4,863
American Express Co. 4.75% 2009                                                                       15,000           15,584
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred (undated)(2),(6)                        7,000            7,839
BNP Paribas Capital Trust 9.003% noncumulative trust preferred (undated)(2),(6)                        6,000            7,461
Hospitality Properties Trust 6.75% 2013                                                               13,345           14,371
Hartford Financial Services Group, Inc. 4.70% 2007                                                     3,750            3,875
Hartford Financial Services Group, Inc. 4.75% 2014                                                    10,000            9,825
Principal Life Insurance Co. 3.20% 2009                                                               14,000           13,673
New York Life Global Funding 3.875% 2009(2)                                                           13,500           13,561
Federal Realty Investment Trust 6.125% 2007                                                            4,000            4,272
Federal Realty Investment Trust 4.50% 2011                                                             8,500            8,268
MBNA America Bank, National Association 7.125% 2012                                                    7,650            8,671
MBNA Corp., Series F, 6.125% 2013                                                                      3,500            3,769
Nationwide Life Insurance Co. 5.35% 2007(2)                                                            6,000            6,274
Nationwide Mutual Insurance Co. 7.875% 2033(2)                                                         5,000            5,972
ERP Operating LP 4.75% 2009                                                                           11,490           11,798
Abbey National PLC 6.70% (undated) (6)                                                                 5,790            6,346
Abbey National PLC 7.35% (undated) (6)                                                                 4,500            4,840
Popular North America, Inc., Series E, 3.875% 2008                                                    11,000           11,004
Downey Financial Corp. 6.50% 2014                                                                     10,000           10,491
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 2011(2)                                     10,000           10,151
Principal Life Global Funding I 4.40% 2010(2)                                                         10,000           10,128
First Industrial, LP 6.875% 2012                                                                       8,625            9,486
ProLogis Trust 7.05% 2006                                                                              4,000            4,268
ProLogis Trust 5.50% 2013                                                                              5,000            5,185
Weingarten Realty Investors, Series A, 5.263% 2012                                                     9,000            9,304
Travelers Property Casualty Corp. 3.75% 2008                                                           9,000            9,075
US Bank National Association 2.85% 2006                                                                9,000            8,988
Barclays Bank PLC 6.86% callable perpetual core tier one notes (undated)(2),(6)                        3,000            3,313
Barclays Bank PLC 7.375% (undated) (2),(6)                                                             4,000            4,661
Citigroup Inc. 4.25% 2009                                                                              7,000            7,127
City National Corp. 5.125% 2013                                                                        7,000            7,057
Bayerische Landesbank, Series F, 2.50% 2006                                                            7,000            6,967
Woori Bank 5.75% 2014(2),(6)                                                                           6,465            6,739
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference
   shares (undated) (2),(6)                                                                            5,500            6,398
Zions Bancorporation 6.00% 2015                                                                        6,000            6,389
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007(2)                                     6,000            6,317
Bank of America Corp. 4.375% 2010                                                                      6,000            6,054
Credit Suisse First Boston (USA) , Inc. 4.625% 2008                                                    5,000            5,169
Wells Fargo & Co. 3.50% 2008                                                                           5,000            5,013
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated) (2),(6)                               4,000            4,529
Bank of Nova Scotia 2.115% Eurodollar note (2085) (6)                                                  4,000            3,340
CNA Financial Corp. 7.25% 2023                                                                         2,450            2,659
Den Norske CreditBank 2.031% (undated) (6)                                                             3,000            2,590
Canadian Imperial Bank of Commerce 2.125% Eurodollar note 2085(6)                                      1,600            1,326
                                                                                                                    1,590,268

CONSUMER DISCRETIONARY -- 2.81%
General Motors Acceptance Corp. 2.51% 2007(6)                                                         25,000           25,056
General Motors Acceptance Corp. 7.75% 2010                                                            33,000           36,302
General Motors Acceptance Corp. 6.875% 2011                                                           70,150           73,690
General Motors Corp. 7.20% 2011                                                                       30,000           31,812
General Motors Acceptance Corp. 7.25% 2011                                                             5,000            5,345
General Motors Acceptance Corp. 7.00% 2012                                                            41,500           43,486
General Motors Corp. 8.80% 2021                                                                        5,000            5,490
General Motors Acceptance Corp. 8.00% 2031                                                            16,000           16,607
Ford Motor Credit Co. 6.50% 2007                                                                       6,000            6,358
Ford Motor Credit Co. 6.75% 2008                                                                       2,700            2,865
Ford Motor Credit Co. 7.375% 2009                                                                     67,000           73,465
Ford Motor Credit Co. 7.875% 2010                                                                     50,000           55,832
Ford Motor Credit Co. 7.375% 2011                                                                     44,250           48,184
Ford Motor Co. 7.45% 2031                                                                             11,050           10,866
Clear Channel Communications, Inc. 6.00% 2006                                                          8,000            8,405
Clear Channel Communications, Inc. 4.625% 2008                                                        15,000           15,287
Chancellor Media Corp. of Los Angeles 8.00% 2008                                                      19,500           22,133
Clear Channel Communications, Inc. 5.75% 2013                                                         13,000           13,374
Clear Channel Communications, Inc. 5.50% 2014                                                         23,500           23,421
Time Warner Inc. 8.18% 2007                                                                            3,000            3,359
AOL Time Warner Inc. 6.875% 2012                                                                      56,500           63,130
AOL Time Warner Inc. 7.625% 2031                                                                      13,000           15,009
DaimlerChrysler North America Holding Corp. 6.40% 2006                                                 9,000            9,474
DaimlerChrysler North America Holding Corp. 4.05% 2008                                                22,500           22,721
DaimlerChrysler North America Holding Corp. 4.75% 2008                                                10,000           10,307
DaimlerChrysler North America Holding Corp. 7.20% 2009                                                 3,000            3,380
DaimlerChrysler North America Holding Corp. 7.30% 2012                                                10,750           12,228
DaimlerChrysler North America Holding Corp. 6.50% 2013                                                12,000           13,043
Toll Brothers, Inc. 6.875% 2012                                                                       21,250           23,736
Toll Brothers, Inc. 4.95% 2014                                                                        35,000           34,238
Viacom Inc. 5.625% 2007                                                                               15,500           16,405
Viacom Inc. 6.625% 2011                                                                               35,000           38,917
May Department Stores Co. 3.95% 2007(2)                                                               20,500           20,673
May Department Stores Co. 4.80% 2009(2)                                                               33,000           33,677
Comcast Cable Communications, Inc. 8.375% 2007                                                        19,000           21,237
Comcast Cable Communications, Inc. 6.875% 2009                                                        13,000           14,464
Comcast Corp. 6.50% 2015                                                                               2,500            2,705
TCI Communications, Inc. 8.75% 2015                                                                    2,670            3,334
Pulte Homes, Inc. 4.875% 2009                                                                         21,625           22,144
Pulte Homes, Inc. 6.25% 2013                                                                           5,000            5,349
Pulte Homes, Inc. 7.875% 2032                                                                         10,250           12,103
Cox Communications, Inc. 7.75% 2006                                                                   10,000           10,732
Cox Communications, Inc. 7.75% 2010                                                                   15,000           16,737
Cox Communications, Inc. 4.625% 2013                                                                   9,000            8,314
Liberty Media Corp. 7.75% 2009                                                                         4,000            4,443
Liberty Media Corp. 7.875% 2009                                                                       18,000           20,112
Liberty Media Corp. 8.25% 2030                                                                         5,250            5,843
Harrah's Operating Co., Inc. 5.50% 2010(2)                                                            27,315           28,258
Univision Communications Inc. 2.875% 2006                                                             10,000            9,897
Univision Communications Inc. 3.875% 2008                                                              2,700            2,691
Univision Communications Inc. 7.85% 2011                                                               7,000            8,237
Hyatt Equities, LLC 6.875% 2007(2)                                                                    17,750           18,951
Cox Radio, Inc. 6.625% 2006                                                                           17,495           18,303
Centex Corp. 4.75% 2008                                                                               15,000           15,418
Office Depot, Inc. 6.25% 2013                                                                         10,740           11,520
MDC Holdings, Inc. 5.50% 2013                                                                          5,000            5,091
Carnival Corp. 3.75% 2007                                                                              5,000            5,027
Lennar Corp. 5.95% 2013                                                                                4,000            4,237
Gannett Co., Inc. 4.95% 2005                                                                           4,125            4,175
                                                                                                                    1,117,597

ASSET-BACKED OBLIGATIONS -- 2.08%(5)
Wells Fargo Mortgage Backed Securities Trust, Series 2004-2, Class AI-5, 4.89%
   2034                                                                                               48,600           48,707
Residential Asset Securities Corp. Trust, Series 2003-KS2, Class A-I-2, 2.15%
   2024                                                                                                1,571            1,570
Residential Asset Securities Corp. Trust, Series 2003-KS10, Class A-I-2, 2.71%
   2026                                                                                                9,200            9,173
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96%
   2031                                                                                               12,000           12,345
Residential Asset Securities Corp. Trust, Series 2004-3-KS9, Class A-I-4, FGIC
   insured, 4.61% 2032                                                                                10,000           10,013
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-II, 2.14%
   2033(6)                                                                                             6,217            6,224
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83%
   2033                                                                                                8,500            8,662
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured,
   5.25% 2034                                                                                         10,000           10,167
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-6, FGIC insured,
   5.65% 2034                                                                                         34,977           35,644
Drivetime Auto Owner Trust, Series 2004-A, Class A-3, XLCA insured, 2.419%
   2008(2)                                                                                            15,000           14,787
Drive Auto Receivables Trust, Series 2002-1, Class A-4, MBIA insured, 4.09%
   2008(2)                                                                                             7,000            7,116
Drive Auto Receivables Trust, Series 2004-1, Class A-4, MBIA insured, 4.14%
   2010(2)                                                                                            22,000           22,381
Residential Asset Mortgage Products Trust, Series 2003-RS1, Class A-I-3, 3.495%
   2028                                                                                                1,168            1,168
Residential Asset Mortgage Products Trust, Series 2004-RS3, Class A-I-2, 3.052%
   2029                                                                                               12,000           11,818
Residential Asset Mortgage Products Trust, Series 2003-RZ4, Class A-7, 4.79%
   2033(6)                                                                                             8,500            8,476
Residential Asset Mortgage Products Trust, Series 2003-RS11, Class A-I-7, 4.828%
   2033                                                                                                9,000            8,949
Residential Asset Mortgage Products Trust, Series 2003-RS9, Class A-I-7, 5.06%
   2033                                                                                               13,381           13,483
Metris Master Trust, Series 2000-1, Class A, 2.111% 2008(6)                                           10,000            9,980
Metris Master Trust, Series 2001-2, Class A, 2.131% 2009(6)                                           30,500           30,429
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89%
   2009(2)                                                                                             4,177            4,147
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50%
   2009(2)                                                                                             1,494            1,506
CPS Auto Receivables Trust, Series 2003-D, Class A-2, FSA insured, 3.56% 2010(2)                       9,998           10,006
CPS Auto Receivables Trust, Series 2004-B, Class A-2, 3.56% 2011(2)                                   20,000           20,184
CWABS, Inc., Series 2004-10, Class AF-6, 4.485% 2034                                                  16,000           15,917
CWABS, Inc., Series 2004-10, Class AF-4, 4.506% 2034                                                  10,000            9,959
CWABS, Inc., Series 2004-9, Class AF-4, 4.649% 2035                                                    6,741            6,746
Ameriquest Mortgage Securities Inc., Series 2004-R4, Class M-1, 2.39% 2034(6)                         30,000           30,009
MMCA Auto Owner Trust, Series 2002-2, Class A-3, 3.67% 2006                                            1,092            1,093
MMCA Auto Owner Trust, Series 2001-2, Class B, 5.75% 2007                                              1,196            1,203
MMCA Auto Owner Trust, Series 2001-4, Class B, 4.84% 2008                                              1,883            1,894
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009                                            7,000            7,000
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010                                           13,000           13,108
Prestige Auto Receivables Trust, Series 2003-1, Class A-2, FSA insured, 2.41%
   2010(2)                                                                                             4,135            4,130
Prestige Auto Receivables Trust, Series 2004-1, Class A-2, FSA insured, 3.69%
   2011(2)                                                                                            20,000           20,012
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010                                        5,000            5,059
WFS Financial Owner Trust, Series 2004-1, Class C, 2.49% 2011                                          6,000            5,955
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011                                       12,000           11,874
Impac CMB Trust, Series 2004-6, Class 1-A-1, 2.24% 2034(6)                                            12,717           12,719
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 2.44% 2034(6)                                       9,796            9,837
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 2.088% 2019(6)                           20,748           20,748
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA
   insured, 3.48% 2010                                                                                15,000           15,149
Morgan Stanley Capital I, Inc., Series 2004-NC3, Class M-1, 2.37% 2034(6)                             15,000           15,009
First Investors Auto Owners Trust, Series 2003-A, Class A, MBIA insured, 2.58%
   2011(2)                                                                                            14,529           14,507
Chase Credit Card Owner Trust, Series 2003-4, Class B, 2.41% 2016(6)                                  14,000           14,333
CWABS, Inc., Series 2004-BC1, Class M-1, 2.34% 2034(6)                                                14,000           14,009
AmeriCredit Automobile Receivables Trust, Series 2004-A-F, Class A-4, FSA
   insured, 2.87% 2011                                                                                14,000           13,917
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014                                12,500           13,878
Long Beach Mortgage Loan Trust, Series 2004-A, Class M-1, 2.34% 2024(6)                               13,250           13,252
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010                               12,500           12,764
Banco Itau SA, Series 2002-2, XLCA insured, 2.73% 2006(2),(6)                                          7,000            6,965
Banco Itau SA, Series 2002, XLCA insured, 2.78% 2007(2),(6)                                            5,667            5,624
Drivetime Auto Owner Trust, Series 2003-C, Class A-3, MBIA insured, 2.715%
   2009(2)                                                                                            12,000           11,989
Home Equity Asset Trust, Series 2004-2, Class M-1, 2.37% 2034(6)                                      11,000           11,007
Hyundai Auto Receivables Trust, Series 2002-A, Class C, 3.91% 2009(2)                                 10,500           10,585
Capital One Auto Finance Trust, Series 2004-B, Class A-3, MBIA insured, 2.96%
   2008                                                                                               10,000            9,962
Long Beach Acceptance Auto Receivables Trust, Series 2004-A, Class A-2, FSA
   insured,  2.841% 2010(6)                                                                           10,000            9,937
California Infrastructure and Economic Development Bank, Special Purpose Trust,
   PG&E-1, Series 1997-1, Class A-7, 6.42% 2008                                                        6,313            6,565
California Infrastructure and Economic Development Bank, Special Purpose Trust,
   SCE-1, Series 1997-1, Class A-6, 6.38% 2008                                                         2,500            2,603
Triad Automobile Receivables Trust, Series 2002-A, Class A-3, AMBAC insured,
   2.62% 2007                                                                                          3,143            3,151
Triad Automobile Receivables Owner Trust, Series 2002-1, Class A-3, AMBAC
   insured, 3.00% 2009(2)                                                                              5,972            5,995
Merrill Lynch Mortgage Investors, Inc., Series 2002-NC1, Class M-1, 2.54%
   2033(6)                                                                                             4,974            4,997
Merrill Lynch Mortgage Investors, Inc., Series 2002-NC1, Class M-2, 3.04%
   2033(6)                                                                                             4,000            4,017
Centex Home Equity Loan Trust, Series 2003-A, Class AF-3, 2.708% 2026                                  3,200            3,200
Centex Home Equity Loan Trust, Series 2003-C, Class AF-6, 4.81% 2033                                   5,000            5,100
CitiFinancial Mortgage Securities Inc., Series 2003-3, Class AF-5, 4.553% 2033                         8,000            7,930
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                                       7,500            7,595
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009                                     7,000            7,573
World Financial Network Credit Card Master Note Trust, Series 2004-A, Class B,
   2.26% 2013(6)                                                                                       7,000            7,021
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023                                6,000            6,156
UPFC Auto Receivables Trust, Series 2004-A, Class A-3, AMBAC insured, 3.27% 2010                       6,150            6,154
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84%
   2009(2)                                                                                             6,109            6,125
Saxon Asset Securities Trust, Series 2004-2, Class AF-5, 4.99% 2035                                    5,850            6,009
Providian Master Trust, Series 2000-1, Class C, 2.99% 2009(2),(6)                                      6,000            5,971
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-2FX, 4.685%
   2012(2)                                                                                             3,213            3,236
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-3FX, 6.298%
   2012(2)                                                                                             2,644            2,657
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011(2)                         5,250            5,740
Equity One ABS, Inc., Series 2004-4, Class A-F-4, 4.628% 2034                                          5,650            5,638
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 2.46%
   2010(2),(6)                                                                                         5,000            5,038
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29%
   2009(2)                                                                                             4,695            4,662
Green Tree Financial Corp., Series 1998-4, Class A-5, 6.18% 2030                                       2,571            2,542
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3, Class A-2,
   5.16% 2033                                                                                          1,761            1,775
Household Private Label Credit Card Master Note Trust I, Series 2002-1, Class B,
   2.31% 2011(6)                                                                                       4,000            4,007
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured, 3.03%
   2010                                                                                                3,767            3,786
Chase Funding Trust, Series 2003-1, Class IA-3, 3.14% 2023                                             3,500            3,503
CIT Equipment Collateral, Series 2002-VT1, Class B, 3.97% 2009                                           929              934
CIT Equipment Collateral, Series 2002-VT1, Class C, 4.44% 2009                                         1,885            1,901
GRCT Consumer Loan Trust, Series 2001-1A, Class 2BRV, 6.251% 2020(2)                                   2,402            2,416
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-1, 5.408% 2022(2)                         2,057            2,031
Long Beach Acceptance Auto Receivables Trust, Series 2002-A, Class A-3, FSA
   insured, 3.175% 2006                                                                                1,687            1,692
Ameriquest Mortgage Securities Inc., Series 2003-5, Class A-2, 2.43% 2033                              1,252            1,251
Green Tree Home Improvement and Home Equity Loan Trust, Series 1996-C, Class
   HI-B1, 7.75% 2021                                                                                     688              690
Duck Auto Owner Trust, Series 2002-B, Class A, XLCA insured, 2.985% 2007(2)                              545              545
                                                                                                                      827,291

TELECOMMUNICATION SERVICES -- 1.86%
Sprint Capital Corp. 4.78% 2006                                                                        6,000            6,171
Sprint Capital Corp. 6.375% 2009                                                                      12,420           13,600
Sprint Capital Corp. 7.625% 2011                                                                      71,750           83,001
Sprint Capital Corp. 8.375% 2012                                                                      36,500           44,270
Sprint Capital Corp. 6.90% 2019                                                                       10,900           11,962
Sprint Capital Corp. 6.875% 2028                                                                       5,000            5,260
TeleCorp PCS, Inc. 10.625% 2010                                                                        4,750            5,277
AT&T Wireless Services, Inc. 7.875% 2011                                                              12,170           14,437
AT&T Wireless Services, Inc. 8.125% 2012                                                              54,605           66,077
Deutsche Telekom International Finance BV 8.50% 2010(6)                                               33,750           40,499
Deutsche Telekom International Finance BV 5.25% 2013                                                  30,000           30,754
BellSouth Corp. 4.20% 2009                                                                            56,250           56,636
AT&T Corp. 8.05% 2011(6)                                                                              45,000           50,569
British Telecommunications PLC 7.00% 2007                                                             10,000           10,845
British Telecommunications PLC 8.375% 2010(6)                                                         28,500           34,410
Vodafone Group PLC 7.75% 2010                                                                         25,000           29,359
Vodafone Group PLC 5.375% 2015                                                                        14,500           15,023
Telecom Italia Capital, Series A, 4.00% 2008(2)                                                       20,000           20,131
Telecom Italia Capital SA 4.95% 2014(2)                                                               21,250           21,029
SBC Communications Inc. 5.625% 2016                                                                   40,000           40,965
Verizon Global Funding Corp. 7.25% 2010                                                               30,000           34,634
Koninklijke KPN NV 8.00% 2010                                                                         27,500           32,742
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                       27,375           28,670
France Telecom 8.50% 2011(6)                                                                          17,250           20,676
PCCW-HKT Capital Ltd. 8.00% 2011(2),(6)                                                               10,000           11,512
Singapore Telecommunications Ltd. 7.375% 2031(2)                                                       5,000            5,922
Cingular Wireless LLC 5.625% 2006                                                                      5,000            5,234
                                                                                                                      739,665

INDUSTRIALS -- 1.31%
General Electric Capital Corp., Series A, 5.00% 2007                                                  20,000           20,931
General Electric Capital Corp., Series A, 5.375% 2007                                                  7,000            7,371
General Electric Capital Corp., Series A, 3.50% 2008                                                  13,000           13,024
General Electric Capital Corp., Series A, 6.00% 2012                                                   8,000            8,803
General Electric Co. 5.00% 2013                                                                       23,000           23,694
Tyco International Group SA 6.125% 2008                                                                8,000            8,684
Tyco International Group SA 6.375% 2011                                                               42,425           46,986
Cendant Corp. 6.875% 2006                                                                             10,835           11,554
Cendant Corp. 6.25% 2008                                                                              11,750           12,675
Cendant Corp. 7.375% 2013                                                                             22,000           25,496
Union Pacific Railroad Co. Pass Through Trust, Series 2004-2, 5.214% 2014(2)                          10,000            9,918
Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 2023(5)                           6,775            7,373
Union Pacific Railroad Co. Pass Through Trust, Series 2004-1, 5.404% 2025                             20,000           20,569
Bombardier Inc. 6.30% 2014(2)                                                                         37,750           32,658
Raytheon Co. 6.50% 2005                                                                                8,917            9,183
Raytheon Co. 4.85% 2011                                                                               20,000           20,559
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011(2),(5)                                15,022           16,215
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664%
   2013(2),(5)                                                                                        12,032           13,373
Hutchison Whampoa International Ltd. 7.00% 2011(2)                                                     3,500            3,863
Hutchison Whampoa International Ltd. 6.50% 2013(2)                                                    11,500           12,136
Hutchison Whampoa International Ltd. 6.25% 2014(2)                                                    10,000           10,283
Hutchison Whampoa Finance Ltd., Series B, 7.45% 2017(2)                                                2,750            3,041
John Deere Capital Corp. 3.90% 2008                                                                    7,500            7,614
John Deere Capital Corp., Series D, 3.75% 2009                                                        12,000           11,964
Deere & Co. 8.95% 2019                                                                                 7,760            9,300
Northrop Grumman Corp. 4.079% 2006                                                                    25,000           25,410
Northwest Airlines, Inc., Series 2001-1, Class A-2, 6.841% 2012                                        3,000            2,965
Northwest Airlines, Inc., Series 1999-2, Class A, 7.575% 2020(5)                                       5,529            5,509
Northwest Airlines, Inc., Series 1999-3, Class G, 7.935% 2020(5)                                       8,486            9,280
Northwest Airlines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.264% 2021(5)                       1,945            2,005
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023                                        4,476            4,387
American Airlines, Inc., Series 2003-1, Class G, AMBAC insured, 3.857% 2010(5)                         7,825            7,722
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012(5)                                      6,490            6,416
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013                                         5,000            4,973
Southwest Airlines Co. 6.50% 2012                                                                     11,500           12,600
Southwest Airlines Co. 5.25% 2014                                                                      5,000            4,982
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011                                      5,000            4,686
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019(5)                                     2,537            2,377
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019(5)                                      2,065            1,990
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020(5)                                     6,520            5,225
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021(5)                                   1,895            1,872
Caterpillar Financial Services Corp. 4.50% 2009                                                       15,000           15,423
Canadian National Railway Co. 4.25% 2009                                                               9,550            9,680
Waste Management, Inc. 6.50% 2008                                                                      8,500            9,326
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012                                            3,300            2,966
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 2013                                           5,000            4,494
America West Airlines, Inc., Series 2000-1, Class G, AMBAC insured, 8.057%
   2022(5)                                                                                             3,684            4,067
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-1,
   5.943% 2022(5)                                                                                      3,719            4,034
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured,
   5.70% 2023(2),(5)                                                                                   2,427            2,530
                                                                                                                      522,186

MATERIALS -- 0.97%
International Paper Co. 4.00% 2010                                                                    10,000            9,783
International Paper Co. 6.75% 2011                                                                    15,000           16,738
International Paper Co. 5.85% 2012                                                                    10,000           10,582
International Paper Co. 5.50% 2014                                                                    13,000           13,336
International Paper Co. 5.25% 2016                                                                    20,000           19,670
Norske Skogindustrier ASA 7.625% 2011(2)                                                              19,730           22,461
Norske Skogindustrier ASA 6.125% 2015(2)                                                              26,950           27,559
Norske Skogindustrier ASA 7.125% 2033(2)                                                              11,800           12,491
Dow Chemical Pass Through Trust, Series 2004, 4.027% 2009(2),(5)                                      23,325           22,922
Dow Chemical Co. 6.00% 2012                                                                           30,700           33,216
Weyerhaeuser Co. 5.95% 2008                                                                           11,875           12,789
Weyerhaeuser Co. 5.25% 2009                                                                           20,125           21,087
Weyerhaeuser Co. 6.75% 2012                                                                           19,000           21,338
Alcan Inc. 5.20% 2014                                                                                 37,000           38,053
Packaging Corp. of America 4.375% 2008                                                                 4,000            4,052
Packaging Corp. of America 5.75% 2013                                                                 29,000           29,980
ICI Wilmington, Inc. 4.375% 2008                                                                       2,780            2,815
ICI Wilmington, Inc. 5.625% 2013                                                                      22,100           22,751
Temple-Inland Inc. 7.875% 2012                                                                        19,500           23,064
SCA Coordination Center NV 4.50% 2015(2)                                                              18,000           17,120
Scotia Pacific Co. LLC, Series B, Class A-1, 6.55% 2028(5)                                             2,590            2,571
Scotia Pacific Co. LLC, Series B, Class A-3, 7.71% 2028                                                4,675            3,272
                                                                                                                      387,650

UTILITIES -- 0.79%
Duke Capital Corp. 4.331% 2006                                                                         9,700            9,880
Duke Capital Corp. 4.37% 2009                                                                          7,500            7,570
Duke Capital Corp. 7.50% 2009                                                                         13,575           15,484
Duke Energy Corp. First and Refunding Mortgage Bonds 4.50% 2010                                        2,250            2,290
Duke Capital Corp. 6.25% 2013                                                                         10,000           10,777
Duke Capital Corp. 5.50% 2014                                                                          9,000            9,141
PSEG Power LLC 3.75% 2009                                                                             14,700           14,423
PSEG Power LLC 7.75% 2011                                                                             13,335           15,546
PSEG Power LLC 5.00% 2014                                                                             13,250           12,943
Pacific Gas and Electric Co., First Mortgage Bonds, 3.60% 2009                                         9,500            9,399
Pacific Gas and Electric Co., First Mortgage Bonds, 4.80% 2014                                        11,500           11,436
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034                                        20,000           20,426
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                            7,785            8,148
Dominion Resources, Inc., Series 2002-D, 5.125% 2009                                                   6,250            6,480
Virginia Electric and Power Co., Series 2003-B, 4.50% 2010                                             3,500            3,511
Dominion Resources, Inc., Series 2002-B, 6.25% 2012                                                    8,250            8,974
Dominion Resources, Inc., Series E, 6.30% 2033                                                         4,000            4,060
Exelon Generation Co., LLC 6.95% 2011                                                                 19,520           22,083
NiSource Finance Corp. 7.625% 2005                                                                    10,000           10,511
NiSource Finance Corp. 6.15% 2013                                                                      6,000            6,515
Consolidated Edison Co. of New York, Inc., Series 2004-C, 4.70% 2009                                  15,000           15,571
Cilcorp Inc. 8.70% 2009                                                                               13,000           15,435
SP PowerAssets Ltd. 3.80% 2008(2)                                                                     11,500           11,526
Oncor Electric Delivery Co. 6.375% 2012                                                                8,600            9,535
Constellation Energy Group, Inc. 6.125% 2009                                                           8,750            9,520
Appalachian Power Co., Series G, 3.60% 2008                                                            9,000            8,949
Progress Energy, Inc. 6.05% 2007                                                                       7,375            7,807
Alabama Power Co., Series U, 2.65% 2006                                                                7,000            6,998
Kern River Funding Corp. 4.893% 2018(2),(5)                                                            6,572            6,643
Israel Electric Corp. Ltd. 7.75% 2009(2)                                                               5,000            5,644
Tri-State Generation and Transmission Association., Inc., Pass Through Trust,
   Series 2003-A, 6.04% 2018(2),(5)                                                                    5,365            5,630
                                                                                                                      312,855

FEDERAL AGENCY OBLIGATIONS -- 0.51%
Freddie Mac 4.25% 2005                                                                                64,250           65,181
Freddie Mac 6.625% 2009                                                                               50,000           56,471
Freddie Mac 5.75% 2010                                                                                 3,000            4,138
Freddie Mac 6.25% 2012                                                                                 5,000            5,280
Freddie Mac 6.75% 2031                                                                                 7,850            9,361
Fannie Mae 6.25% 2011                                                                                 20,500           22,576
Fannie Mae 5.25% 2012                                                                                  5,000            5,169
Federal Home Loan Bank 4.125% 2004                                                                    23,140           23,207
U.S. Government-Guaranteed Cert. of Part., Overseas Private Investment Corp.,
   Series 2000-044-A, 3.74% 2015(5)                                                                   11,971           11,918
                                                                                                                      203,301

INFORMATION TECHNOLOGY -- 0.46%
Motorola, Inc. 4.608% 2007                                                                            40,000           41,127
Motorola, Inc. 8.00% 2011                                                                             38,820           46,725
Motorola, Inc. 5.22% 2097                                                                             10,314            8,045
Electronic Data Systems Corp. 7.125% 2009                                                             17,100           18,387
Electronic Data Systems Corp., Series B, 6.50% 2013(6)                                                63,250           63,902
Jabil Circuit, Inc. 5.875% 2010                                                                        5,000            5,237
                                                                                                                      183,423

HEALTH CARE -- 0.45%
Columbia/HCA Healthcare Corp. 8.85% 2007                                                               6,000            6,586
HCA - The Healthcare Co. 8.75% 2010                                                                   16,577           19,454
HCA Inc. 6.25% 2013                                                                                    5,000            5,162
HCA Inc. 5.75% 2014                                                                                   17,000           16,883
Aetna Inc. 7.375% 2006                                                                                24,486           25,965
Aetna Inc. 7.875% 2011                                                                                14,125           16,694
Wyeth 4.375% 2008(6)                                                                                  10,000           10,126
Wyeth 5.50% 2013(6)                                                                                   13,500           13,797
UnitedHealth Group Inc. 7.50% 2005                                                                     4,750            5,003
UnitedHealth Group Inc. 3.75% 2009                                                                    15,000           14,884
Humana Inc. 7.25% 2006                                                                                14,900           15,913
Hospira, Inc. 4.95% 2009                                                                              15,000           15,394
Cardinal Health, Inc. 6.75% 2011                                                                       7,750            8,353
Schering-Plough Corp. 5.30% 2013                                                                       6,250            6,480
                                                                                                                      180,694

MUNICIPALS -- 0.37%
State of California, Golden State Tobacco Securitization Corp., Tobacco
   Settlement Asset-backed Bonds, Series 2003-A1, 5.00% 2021                                          15,175           15,350
State of California, Golden State Tobacco Securitization Corp., Tobacco
   Settlement Asset-backed Bonds, Series 2003-A1, 6.25% 2033                                          41,570           39,372
State of California, Dept. of Water Resources, Power Supply Revenue Bonds,
   Series 2002-E, 4.33% 2006                                                                           9,040            9,182
State of California, Los Angeles County Metropolitan Transportation Authority,
   General Revenue Refunding Bonds (Workers' Compensation Funding Program),
   Series 2003, AMBAC insured, 4.17% 2009                                                              5,000            5,074
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement
   Asset-backed Bonds, Series 2003, 4.375% 2019                                                       15,400           15,428
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement
   Asset-backed Bonds, Series 2003, 6.125% 2024                                                        5,000            4,855
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement
   Asset-backed Bonds, Series 2002, 5.75% 2032                                                        10,190            9,416
State of South Dakota, Educational Enhancement Funding Corp. Tobacco Settlement
   Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025                                             20,939           19,681
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco
   Settlement Asset-backed Bonds, 6.125% 2027                                                         14,605           14,034
State of Louisiana, Tobacco Settlement Authority, Asset-backed Bonds, Series
   2001-B, 5.50% 2030                                                                                  5,100            4,534
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement
   Asset-Backed Bonds, Series 2001-A, Class A, 6.36% 2025                                              4,615            4,512
Texas Public Fin. Auth., Unemployment Compensation Obligation Assessment,
   Revenue Bonds, Series 2003-B, 2.875% 2006                                                           6,000            5,974
                                                                                                                      147,412

CONSUMER STAPLES -- 0.18%
CVS Corp. 4.00% 2009(2)                                                                                5,000            5,008
CVS Corp. 6.117% 2013(2),(5)                                                                          10,231           10,968
CVS Corp. 5.789% 2026(2),(5)                                                                          21,655           21,974
SUPERVALU INC. 7.50% 2012                                                                             14,750           17,167
Unilever Capital Corp. 5.90% 2032                                                                     10,000           10,398
Costco Wholesale Corp. 5.50% 2007                                                                      4,750            5,005
                                                                                                                       70,520

ENERGY -- 0.14%
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009(2),(5)                                          15,361           15,224
Sunoco, Inc. 4.875% 2014                                                                              14,250           14,127
Pemex Finance Ltd. 9.69% 2009(5)                                                                      10,360           11,872
Devon Financing Corp., ULC 6.875% 2011                                                                10,000           11,299
OXYMAR 7.50% 2016(2)                                                                                   4,000            4,200
                                                                                                                       56,722

NON-U.S. GOVERNMENT OBLIGATIONS -- 0.07%
United Mexican States Government Global 4.625% 2008                                                    3,500            3,539
United Mexican States Government Global 10.375% 2009                                                   6,500            8,011
United Mexican States Government Eurobonds, Global 6.375% 2013                                        10,000           10,555
State of Qatar 9.75% 2030                                                                              5,000            7,212
                                                                                                                       29,317

TOTAL BONDS AND NOTES (cost: $11,551,360,000)                                                                      11,860,492




                                                                                            Principal amount     Market value
SHORT-TERM SECURITIES -- 5.03%                                                                         (000)            (000)


Wells Fargo & Co. 1.60%-1.75% due 10/5-11/1/2004                                                    $129,000       $  129,000
Bank of America Corp. 1.49%-1.57% due 10/4-10/29/2004                                                 96,300           96,252
Ranger Funding Co. LLC 1.77% due 10/21/2004(2)                                                        32,500           32,466
Variable Funding Capital Corp. 1.71%-1.82% due 11/9-11/23/2004(2)                                    111,000          110,733
Coca-Cola Co. 1.50%-1.72% due 10/18-11/5/2004                                                        102,400          102,294
Pfizer Inc.1.79%-1.81% due 12/16-12/22/2004(2)                                                        99,800           99,395
Tenessee Valley Authority 1.525%-1.77% due 10/7-12/16/2004                                            98,900           98,685
Triple-A One Funding Corp. 1.58%-1.65% due 10/6-11/9/2004(2)                                          92,529           92,418
Three Pillars Funding, LLC 1.56%-1.72% due 10/4-10/20/2004(2)                                         89,524           89,474
Federal Home Loan Bank 1.50%-1.625% due 10/1-11/19/2004                                               87,200           87,076
FCAR Owner Trust 1.57%-1.76% due 10/19-11/4/2004                                                      86,300           86,198
DuPont (E.I.) de Nemours & Co. 1.61%-1.79% due 10/12-12/2/2004                                        82,500           82,349
Procter & Gamble Co. 1.69%-1.71% due 11/5-12/2/2004(2),(4)                                            77,000           76,770
Hewlett-Packard Co. 1.70%-1.75% due 10/25-10/28/2004(2)                                               75,000           74,904
Wal-Mart Stores Inc. 1.55%-1.68% due 10/18-10/29/2004(2)                                              69,758           69,689
CAFCO LLC 1.56%-1.65% due 10/7-10/27/2004(2)                                                          67,500           67,453
Abbott Laboratories Inc. 1.54%-1.75% due 10/19-11/18/2004(2)                                          65,000           64,907
Clipper Receivables Co. LLC 1.74%-1.79% due 10/27-11/3/2004(2)                                        63,000           62,906
Private Export Funding Corp. 1.55%-1.73% due 10/5-11/8/2004(2)                                        58,500           58,460
Eli Lilly and Co.1.69% due 11/8-12/6/2004(2),(4)                                                      58,000           57,861
NetJets Inc. 1.61% due 10/26/2004(2)                                                                  52,000           51,939
IBM Capital Inc. 1.66% due 10/20/2004(2)                                                              25,000           24,977
IBM Credit Corp. 1.52%-1.63% due 10/14-10/22/2004                                                     25,600           25,579
Federal Farm Credit Banks 1.62%-1.81% due 10/18-12/23/2004                                            40,700           40,565
U.S. Treasury Bills 1.335%-1.705% due 10/14/2004-1/6/2005                                             39,800           39,725
Household Finance Corp. 1.63% due 10/20/2004                                                          36,300           36,267
Caterpillar Inc. 1.74% due 10/22/2004(2)                                                              25,000           24,973
Caterpillar Financial Services Corp. 1.47% due 10/4/2004                                              11,000           10,998
Hershey Foods Corp. 1.52%-1.54% due 10/15-10/18/2004(2)                                               33,300           33,276
Gannett Co. 1.64% due 10/22/2004(2)                                                                   26,500           26,473
PepsiCo Inc. 1.68% due 10/20/2004(2)                                                                  25,000           24,977
J.P. Morgan Chase & Co. 1.75% due 11/2/2004                                                           25,000           24,960
                                                                                                                    2,003,999


TOTAL SHORT-TERM SECURITIES (cost: $2,004,067,000)                                                                  2,003,999

TOTAL INVESTMENT SECURITIES (cost: $37,277,494,000)                                                               $40,109,230
Other assets less liabilities                                                                                       (300,701)

NET ASSETS                                                                                                        $39,808,529

Miscellaneous securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $2,470,124,000, which represented 6.21% of the net assets of the fund.
(3) Index-linked bond whose principal amount moves with a government retail price index.
(4) This security, or a portion of this security, has been segregated to cover funding requirements on investment transaction settling in the future.
(5) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(6) Coupon rate may change periodically.

ADR = American Depositary Receipts



Federal income tax information                           (dollars in thousands)

Gross unrealized appreciation on investment securities                                                   $  3,697,491
Gross unrealized depreciation on investment securities                                                       (867,702)
Net unrealized appreciation on investment securities                                                        2,829,789
Cost of investment securities for federal income tax purposes                                              37,279,441



ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                    AMERICAN BALANCED FUND, INC.


                                    By /s/ Robert G. O'Donnell
                                    -------------------------------------------
                                    Robert G. O'Donnell, Chairman and PEO
                                    Date: November 24, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ Robert G. O'Donnell
-------------------------------------------------
Robert G. O'Donnell, Chairman and PEO
Date: November 24, 2004



By /s/ Dayna G. Yamabe
-----------------------------------------------
Dayna G. Yamabe, Treasurer and PFO
Date: November 24, 2004